Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Jun. 30, 2019	May 17, 2019	Mar. 21, 2019	Jan. 04, 2019	Jun. 30, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares authorized	1,000	1,000				1,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	125,000,000,000	125,000,000,000	125,000,000,000	25,000,000
Common stock, shares issued	13,486,040	11,689,078				3,372,103
Common stock, shares outstanding	13,312,314	11,689,078				3,372,103